Borrowings (Details)					12 Months Ended
	Aug. 28, 2025	Mar. 13, 2025 USD ($)	Jan. 14, 2025 USD ($)	Jan. 02, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)	Aug. 29, 2025 USD ($)	Aug. 29, 2025 CNY (¥)	Apr. 29, 2025 USD ($)	Apr. 29, 2025 CNY (¥)	Mar. 13, 2025 CNY (¥)	Jan. 14, 2025 CNY (¥)	Jan. 02, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Borrowings [line Items]
Short term borrowings									¥ 70,000			$ 3,563	¥ 25,000
Maturity date			Jan. 13, 2026
Outstanding balance					$ 8,479	¥ 55,000
Interest expenses					$ 1,018,000		$ 976,000	$ 1,234,000
Percentage of weighted average interest rates					3.52%		3.21%	4.01%	3.52%								3.21%
Lines of credit					$ 774,000
Bank of China Xinyu Branch [Member]
Borrowings [line Items]
Interest rate					2.90%	2.90%	3.10%
Maturity date					Mar. 18, 2026	Mar. 18, 2026
Export-Import Bank of China Jiangxi Branch [Member]
Borrowings [line Items]
Maturity date					Sep. 08, 2026	Sep. 08, 2026
Xingyu Rural Commercial Bank Gaoxin Branch [Member]
Borrowings [line Items]
Short term borrowings		$ 4,275,000	$ 4,275,000	$ 2,138,000			$ 4,173,000							¥ 30,000	¥ 30,000	¥ 15,000	¥ 30,000
Interest rate		2.80%	3.35%	3.10%			3.80%
Agricultural Bank of China Xinyu Branch [Member]
Borrowings [line Items]
Interest rate	3.00%						3.00%
Maturity date							Apr. 24, 2025
Outstanding balance amount							$ 3,477,000										25,000
Industrial and Commercial Bank of China Limited Xinyu High Tech Branch [Member]
Borrowings [line Items]
Repaid principal repayment					$ 71	¥ 500
Bank Loan Agreements [Member] | Bank of China Xinyu Branch [Member]
Borrowings [line Items]
Short term borrowings							$ 9,737,000										70,000
Bank Loan Agreement [Member] | Agricultural Bank of China Xinyu Branch [Member]
Borrowings [line Items]
Short term borrowings										$ 8,550,000	¥ 60,000
Jiangxi Leibotai [Member]
Borrowings [line Items]
Short term borrowings					1,425,000				¥ 10,000
Interest rate							3.00%
Jiangxi Yibo [Member]
Borrowings [line Items]
Short term borrowings					$ 9,975
Maturity dates					July 9, 2026 to July 22, 2026	July 9, 2026 to July 22, 2026
Jiangxi Yibo [Member] | Export-Import Bank of China Jiangxi Branch [Member]
Borrowings [line Items]
Short term borrowings					$ 6,199		$ 6,051		¥ 43,500								¥ 43,500
Interest rate					3.00%	3.00%	3.10%